Financial liabilities designated at fair value - Disclosure of financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Debt securities	£ 45,653	£ 60,012
Repurchase agreements and other similar secured borrowing	28,554	11,965
Subordinated debt	35,903	38,253	£ 32,185
Financial liabilities designated at fair value	298,573	272,055
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	81,651	72,728
Deposits	44,912	42,455
Repurchase agreements and other similar secured borrowing	187,786	173,938
Subordinated debt	942	1,029
Financial liabilities designated at fair value	315,291	290,150
At fair value
Disclosure of financial liabilities [line items]
Debt securities	67,486	57,325
Deposits	43,602	41,037
Repurchase agreements and other similar secured borrowing	186,906	173,172
Subordinated debt	579	521
Financial liabilities designated at fair value	£ 298,573	£ 272,055